Thrivent Series Fund, Inc.

Supplement to Prospectus

dated April 30, 2015

Shareholders of Thrivent Series Fund, Inc. (the “Fund”) approved the changes described below at a meeting held on August 14, 2015.

1.	The following mergers of series of the Fund will take place after the close of business on August 21, 2015:

Target Portfolio		Acquiring Portfolio
Thrivent Partner Small Cap Growth Portfolio	into	Thrivent Small Cap Stock Portfolio
Thrivent Partner Small Cap Value Portfolio	into	Thrivent Small Cap Stock Portfolio
Thrivent Mid Cap Growth Portfolio	into	Thrivent Mid Cap Stock Portfolio
Thrivent Partner Mid Cap Value Portfolio	into	Thrivent Mid Cap Stock Portfolio
Thrivent Natural Resources Portfolio	into	Thrivent Large Cap Stock Portfolio
Thrivent Partner Technology Portfolio	into	Thrivent Large Cap Growth Portfolio

In connection with the mergers, each investment in a Target Portfolio will automatically be transferred into the corresponding Acquiring Portfolio listed above and the Target Portfolios will dissolve. Following the closing of each merger, the Target Portfolios will be deleted from the Fund’s prospectus.

2.	Effective September 1, 2015, the “Annual Portfolio Operating Expenses” and “Example” tables under “Summary Section — Fees and Expenses” for Thrivent Aggressive Allocation Portfolio will be deleted and replaced with the following:

ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.74%
Other Expenses	0.05%
Acquired Portfolio (Underlying Portfolio) Fees and Expenses	0.38%
Total Annual Portfolio Operating Expenses	1.17%
Less Expense Reimbursement[1]	(0.35)%
Net Annual Portfolio Operating Expenses	0.82%

1 The Adviser has contractually agreed, for as long as the proposed fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Portfolio as a result of its investment in any other mutual fund for which the Adviser serves as investment adviser. This contractual provision may be terminated upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE

	1 Year	3 Year	5 Year	10 Years
Thrivent Aggressive Allocation Portfolio	$84	$262	$455	$1,014

3.	Effective September 1, 2015, the “Annual Portfolio Operating Expenses” and “Example” tables under “Summary Section — Fees and Expenses” for Thrivent Moderately Aggressive Allocation Portfolio will be deleted and replaced with the following:

ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.66%
Other Expenses	0.03%
Acquired Portfolio (Underlying Portfolio) Fees and Expenses	0.32%
Total Annual Portfolio Operating Expenses	1.01%
Less Expense Reimbursement[1]	(0.29)%
Net Annual Portfolio Operating Expenses	0.72%

1 The Adviser has contractually agreed, for as long as the proposed fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Portfolio as a result of its investment in any other mutual fund for which the Adviser serves as investment adviser. This contractual provision may be terminated upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE

	1 Year	3 Year	5 Year	10 Years
Thrivent Moderately Aggressive Allocation Portfolio	$74	$230	$401	$894
4.	Effective September 1, 2015, the “Annual Portfolio Operating Expenses” and “Example” tables under “Summary Section — Fees and Expenses” for Thrivent Moderate Allocation Portfolio will be deleted and replaced with the following:

ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.60%
Other Expenses	0.02%
Acquired Portfolio (Underlying Portfolio) Fees and Expenses	0.25%
Total Annual Portfolio Operating Expenses	0.87%
Less Expense Reimbursement[1]	(0.23)%
Net Annual Portfolio Operating Expenses	0.64%

1 The Adviser has contractually agreed, for as long as the proposed fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Portfolio as a result of its investment in any other mutual fund for which the Adviser serves as investment adviser. This contractual provision may be terminated upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE

	1 Year	3 Year	5 Year	10 Years
Thrivent Moderate Allocation Portfolio	$65	$205	$357	$798

5.	Effective September 1, 2015, the “Annual Portfolio Operating Expenses” and “Example” tables under “Summary Section — Fees and Expenses” for Thrivent Moderately Conservative Allocation Portfolio will be deleted and replaced with the following:

ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.57%
Other Expenses	0.03%
Acquired Portfolio (Underlying Portfolio) Fees and Expenses	0.20%
Total Annual Portfolio Operating Expenses	0.80%
Less Expense Reimbursement[1]	(0.19)%
Net Annual Portfolio Operating Expenses	0.61%

1 The Adviser has contractually agreed, for as long as the proposed fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Portfolio as a result of its investment in any other mutual fund for which the Adviser serves as investment adviser. This contractual provision may be terminated upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE

	1 Year	3 Year	5 Year	10 Years
Thrivent Moderately Conservative Allocation Portfolio	$62	$195	$340	$762

6.	The following individuals were elected to the Board of Directors of the Fund: Janice B. Case, Richard L. Gady, Richard A. Hauser, Marc S. Joseph, Paul R. Laubscher, James A. Nussle, Douglas D. Sims, Constance L. Souders, Russell W. Swansen, and David S. Royal.

The date of this Supplement is August 19, 2015.

Please include this Supplement with your Prospectus.